Balter Invenomic Fund
Summary Section
Investment Objective.
The investment objective of the Balter Invenomic Fund (the “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Balter Invenomic Fund	Institutional Class shares	Investor Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Balter Invenomic Fund		Institutional Class shares	Investor Class shares
Management Fees		2.00%	2.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Total Other Expenses		1.07%	1.12%
Shareholder Servicing Fee		none	0.05%
Dividends on Securities Sold Short	[1]	0.35%	0.35%
Interest Expense		0.02%	0.02%
Remaining Other Expenses		0.70%	0.70%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%
Expenses (as a percentage of Assets)		3.09%	3.39%
Fee Waiver or Reimbursement		(0.46%)	(0.46%)
Net Expenses (as a percentage of Assets)	[3]	2.63%	2.93%
[1]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[2]	This number represents the combined total fees and operating expenses of underlying funds owned by the Fund and would not be a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between Balter Liquid Alternatives, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Fund do not exceed 2.24% and 2.54% of the Fund's average net assets, for Institutional Class and Investor Class shares, respectively, through February 28, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 28, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Balter Invenomic Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class shares	266	911	1,581	3,370
Investor Class shares	296	999	1,725	3,645

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies.

The Fund invests primarily in both long and short positions in equity securities principally traded in United States markets. Under normal market conditions, the Sub-Adviser seeks to be fully invested in the long portfolio (greater than 90%), while allowing the size of the short portfolio to fluctuate based on the market opportunity.

The long positions are identified by the Fund’s sub-adviser, Invenomic Capital Management, LP (the “Sub-Adviser”) as securities that are both undervalued and timely, where the Sub-Adviser believes that the return potential compensates for the risk involved. The short positions are identified as securities that the Sub-Adviser believes are overvalued and that the price of the security will fall, delivering both a positive return for the Fund while simultaneously reducing the overall risk of the portfolio. The Sub-Adviser evaluates long and short positions on multiple characteristics to determine inclusion in the overall portfolio. The Sub-Adviser establishes price targets for each position, which are updated frequently. The Sub-Adviser monitors these positions and will seek to sell or cover a position when it believes that the security no longer has an attractive risk/return profile. The Sub-Adviser will maintain a diversified orientation and seek to construct a portfolio that has less volatility than the U.S. equity markets in general. Further, under normal circumstances, it is expected that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund may invest in equity securities of any type and across all market capitalizations. Equity securities in which the Fund may invest may include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts, limited partnership interests, shares of other investment companies, including exchange-traded funds, and real estate investment trusts (“REITs”). The Fund may invest, from time to time, a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States, either directly or through American Depositary Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or International Depositary Receipts (“IDRs”). The Fund may also invest up to 25% of its total assets directly in equity securities of foreign issuers that are traded outside of the United States. In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

The Fund may invest in securities of companies operating less than three years (“unseasoned issuers”) and in initial public offerings (“IPO”) of securities.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade. The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may achieve certain investment exposures, including short positions, through derivative transactions, including options on securities and options on indices. The Fund may use derivatives to enhance total return or to hedge against fluctuations in securities prices and currency exchange rates. When the Fund enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations.

Principal Investment Strategies.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• ADR, EDR, GDR and IDR Risk. ADRs, EDRs, GDRs or IDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Unsponsored ADRs, EDRs, GDRs and IDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. EDRs, GDRs and IDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

• Derivatives Risk. In general, a derivative contract typically involves leverage, i.e., it provides long or short exposure to a reference instrument thereby providing the potential for gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. In this way, the Fund can obtain market exposure to the reference instrument which is greater than the net assets used to establish the derivative position. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Futures and forward contract prices, and the prices of the related contracts in which the Fund may trade, are highly volatile. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates.

• Equity Risk. Common and preferred stocks represent equity ownership in a company. The Fund’s investments in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets, generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment, generally.

• Exchange-Traded Funds (“ETF”) Risk. Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Fixed Income and Interest Rate Risk. The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal rates at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will likely have a negative effort on the value of most fixed income securities and result in an increase in price volatility of fixed income investments.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Neither existing SEC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

• Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Leverage Risk. The Fund will use its derivative investments to increase long or short exposure to an underlying reference instrument, thereby creating investment leverage. Investment leverage has the effect of magnifying losses from the Fund’s investments.

• Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

• Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. The Fund is subject to the risk of poor stock selection. In other words, the Adviser or Sub-Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued.

• Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

• Other Investment Companies Risk. The main risk of investing in other investment companies, including ETFs, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

• Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

• REIT Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, or loss of REIT status. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

• Short Position Risk. Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security or instrument The Fund’s losses are potentially unlimited in a short position transaction. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy that involves short selling due to a lack of available stocks or for some other reason. The Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

• Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and hedging transactions may be subject to numerous tax rules governing derivatives in the US Internal Revenue Code of 1986, as amended, and the regulations thereunder (and supplemented by various forms of published and unpublished guidance from the US tax authorities and by the case law), the effect of which may have adverse tax consequences for the Fund.

• Smaller and Medium Size Issuer Risk. Investments in small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations. The earnings and prospects of these companies are more volatile than larger companies. Small and mid-sized companies may experience higher failure rates than do larger companies.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

Performance.

Because the Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-844-322-8112 or on the Fund’s website www.balterliquidalts.com.